Goldman Sachs Government Money Market Fund Average Annual Total Returns - Institutional [Member] - Institutional Shares		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.20%	3.18%	2.11%
Performance Inception Date	Oct. 16, 2013